17 Property, Plant and Equipment (Details Narrative) - BRL (R$) R$ in Thousands			12 Months Ended
	Oct. 18, 2020	Aug. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Borrowings and debentures			R$ 1,046	R$ 4,295	R$ 4,229
Average interest rate			0.04%	0.11%	0.11%
Total investment			R$ 2,729,517
Jandaira Wind Complex [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total investment			R$ 411,610
New plants under construction	led to sale of 14.4 MW mean in regulated contracts at the original price of R$ 98.00/MWh.		with installed capacity of 90.1 MW and physical guarantee of 47.6 MW mean
Power Plants Of Parana [member] | Figueira Thermoelectric Plant [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			5.70%	5.45%
Power Plants Of Parana [member] | Other plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			5.70%	5.45%
Cash-generating units that have suffered no impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			5.00%	10.00%
UHE Colider [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			5.70%	5.45%
Cutia Complex and Bento Miguel Complex [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			7.08%	7.24%
UEG Araucaria [member]
Disclosure of detailed information about property, plant and equipment [line items]
Pre-tax discount rate			7.87%	7.76%
SHPP Bela Vista [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total investment			R$ 220,000
New plants under construction		led to sale of 14.7 MW mean in regulated contracts at the original price of R$ 195.70/MWh.	installed capacity of 29.81 MW and physical guarantee of 18.4 MW mean